Net fees and commission income (Tables)	12 Months Ended
Dec. 31, 2020
Net fees and commission income [Abstract]
Net fees and commission income
32.	Net fees and commission income

Net fees and commission income for the years ended December 31, 2018, 2019 and 2020 are as follows:

	2018		2019	2020
Fees and commission income:
Credit placement fees	~~W~~	62,766	66,666	94,836
Commission received as electronic charge receipt		146,309	151,584	143,449
Brokerage fees		412,165	353,382	546,236
Commission received as agency		120,508	140,484	145,162
Investment banking fees		91,273	151,031	161,439
Commission received in foreign exchange activities		214,395	244,325	239,467
Asset management fees		235,275	307,167	255,043
Credit card fees		1,360,322	1,234,239	1,170,078
Operating lease fees (*)		82,141	142,025	245,173
Others		570,102	766,110	813,591

		3,295,256	3,557,013	3,814,474

Fees and commission expense:
Credit-related fee		(36,817)	(42,023)	(46,456)
Credit card fees		(944,533)	(915,521)	(849,256)
Others		(374,909)	(458,950)	(535,829)

		(1,356,259)	(1,416,494)	(1,431,541)

Net fees and commission income	~~W~~	1,938,997	2,140,519	2,382,933

(*)	Among operating lease fees recognized during the current and prior periods, there is no variable lease fee income which does not vary by index or rate.